Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	000-00000
Entity Registrant Name	Steele Creek Capital Corporation
Entity Central Index Key	0001817825
Entity Tax Identification Number	85-1327288
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	201 S. College Street
Entity Address, Address Line Two	Suite 1690
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28244
City Area Code	704
Local Phone Number	343-6011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false